UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549
                                 FORM 13F
                            FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:    June 30, 2006
Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     MBF Capital Management, Inc.
Address:  100 Shoreline Highway, Suite A190
          Mill Valley, CA 94941

Form 13F File Number:    028-11277

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark B. Friedman
Title:    President
Phone:    415-289-3939

Signature, Place and Date of Signing:

Mark B. Friedman         Mill Valley, CA          August 14, 2006

Report Type (Check only one.):

X 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      49

Form 13F Information Table Value Total:      $118,428 (X1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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

NAME OF ISSUER           TITL   CUSIP      VALUE      SHARES    INV.   OTHE      VOTING AUTH
                         E OF              X1000               DISC.    R
                         CLAS                                          MGR
                          S
                                                                             SOLE   SHR     NONE

3Com Corp                COMM  88553510        287      56,128   SOLE        56,128
                         ON           4
Abercrombie & Fitch Co.  CL A  00289620      4,046      73,000   SOLE        73,000
                                      7
Affymetrix Inc.          COMM  00826T10      2,176      85,000   SOLE        85,000
                         ON           8
Avigen Inc.              COMM  05369010      1,481     285,812   SOLE        285,81
                         ON           3                                           2
Axonyx Inc               COMM  05461R10        220     258,700   SOLE        258,70
                         ON           1                                           0
BALLY TECHNOLOGIES       COMM  05874B10      4,012     243,600   SOLE        243,60
                         ON           7                                           0
Blockbuster Inc.         CL A  09367910      1,961     393,825   SOLE        393,82
                                      8                                           5
CPI Aerostructures Inc   COM   12591930         91      12,700   SOLE        12,700
                         NEW          8
Churchill Downs Inc.     COMM  17148410      9,818     262,158   SOLE        262,15
                         ON           8                                           8
CuraGen Corp.            COMM  23126R10      2,418     690,747   SOLE        690,74
                         ON           1                                           7
Cytokinetics Inc.        COMM  23282W10      2,169     344,800   SOLE        344,80
                         ON           0                                           0
DECKERS OUTDOOR          COMM  24353710        386      10,000   SOLE        10,000
                         ON           7
Devon Energy Corp.       COMM  25179M10        906      15,000   SOLE        15,000
                         ON           3
Dialog Semiconductor     SPON  25250P10        573     362,600   SOLE        362,60
                         SORE         8                                           0
                         D
                         ADR
Discovery Holding Co.    CL A  25468Y10         91       6,240   SOLE         6,240
                         COMM         7
                         ON
Dow Chemical Co.         COMM  26054310      4,684     120,000   SOLE        120,00
                         ON           3                                           0
EP Medsystems Inc.       COMM  26881P10        580     337,400   SOLE        337,40
                         ON           3                                           0
EV3 Inc.                 COMM  26928A20      1,729     116,738   SOLE        116,73
                         ON           0                                           8
Exelixis Inc.            COMM  30161Q10      2,374     236,200   SOLE        236,20
                         ON           4                                           0
Finish Line Inc.         CL A  31792310      2,172     183,634   SOLE        183,63
                                      0                                           4
Genesco Inc.             COMM  37153210      5,426     160,200   SOLE        160,20
                         ON           2                                           0
Huntsman Corp.           COMM  44701110      1,839     106,200   SOLE        106,20
                         ON           7                                           0
Infocus Corp             COMM  45665B10        793     277,374   SOLE        277,37
                         ON           6                                           4
K-Swiss Inc.             CL A  48268610      3,024     113,262   SOLE        113,26
                                      2                                           2
Kohl's Corp.             COMM  50025510      6,503     110,000   SOLE        110,00
                         ON           5                                           0
Liberty Global Inc.      COM   53055510         73       3,400   SOLE         3,400
                         SER          1
                         A
Liberty Global Inc.      COM   53055530         71       3,448   SOLE         3,448
                         SER          9
                         C
MI Developments Inc      CL A  55304X10      1,755      51,800   SOLE        51,800
                         SUB          4
                         VTG
MTR GAMING               COMM  55376910        983     104,809   SOLE        104,80
                         ON           0                                           9
Magna Ent Corp.          CL A  55921110     11,484   2,183,177   SOLE        2,183,
                                      7                                         177
Medis Technologies Ltd.  COMM  58500P10      1,592      78,500   SOLE        78,500
                         ON           7
Microsoft Corp.          COMM  59491810        354      15,200   SOLE        15,200
                         ON           4
Multimedia Games Inc     COMM  62545310      8,550     844,000   SOLE        844,00
                         ON           5                                           0
National Seminconductor  COMM  63764010      1,550      65,000   SOLE        65,000
Corp                     ON           3
North Am. Scientific     COMM  65715D10        455     233,374   SOLE        233,37
Inc.                     ON           0                                           4
Novell Inc.              COMM  67000610      1,372     207,000   SOLE        207,00
                         ON           5                                           0
Omnicare Inc.            COMM  68190410      1,897      40,000   SOLE        40,000
                         ON           8
PLX Technology Inc.      COMM  69341710      1,336     109,300   SOLE        109,30
                         ON           7                                           0
Penwest Pharm.           COMM  70975410      5,006     229,300   SOLE        229,30
                         ON           5                                           0
Polymedica Corp.         COMM  73173810      2,468      68,635   SOLE        68,635
                         ON           0
Saks Inc.                COMM  79377W10      1,294      80,000   SOLE        80,000
                         ON           8
SERVICES ACQUISITION     COMM  81762810        495      50,000   SOLE        50,000
CORP                     ON           0
Skechers USA Inc.        CL A  83056610      5,449     226,000   SOLE        226,00
                                      5                                           0
Sothebys Holdings Inc.   CL A  83589810      4,006     152,600   SOLE        152,60
                                      7                                           0
Stratus Properties Inc.  COM   86316720        571      21,321   SOLE        21,321
                         NEW          1
Synplicity Inc.          COMM  87160Y10      2,733     465,567   SOLE        465,56
                         ON           8                                           7
Trump Entertainment      COMM  89816T10      1,612      80,000   SOLE        80,000
Resorts Inc.             ON           3
Westlake Chemical Corp   COMM  96041310      2,742      92,000   SOLE        92,000
                         ON           2
YouBet Com Inc.          CL A  98741310        821     170,000   SOLE        170,00
                                      1                                           0


